INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Reconciliation Federal And Provincial Statutory Income Tax Rate		26.50%	26.50%	26.50%
Deferred Income Tax Benefit		$ 100
Current Income Tax Expense	$ 0	(98)	$ 0
Total [Member]
Statement [Line Items]
Current Income Tax Expense		100
Columbia
Statement [Line Items]
Unused Loss Carryforwards		$ 2,700
Beginninge Expire Period		2031
Canada
Statement [Line Items]
Unused Loss Carryforwards		$ 21,300
Beginninge Expire Period		2039
United States
Statement [Line Items]
Unused Loss Carryforwards		$ 1,000